CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

Schedule of Investments (unaudited)	March 31, 2020

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.8%
COMMUNICATION SERVICES - 13.1%
Diversified Telecommunication Services - 2.7%
AT&T Inc.	288,339	$8,405,082
Verizon Communications Inc.	171,657	9,223,130

Total Diversified Telecommunication Services		17,628,212

Entertainment - 1.8%
Walt Disney Co.	117,943	11,393,294

Interactive Media & Services - 5.2%
Alphabet Inc., Class A Shares	6,739	7,830,381	*
Alphabet Inc., Class C Shares	7,759	9,022,243	*
Facebook Inc., Class A Shares	89,860	14,988,648	*
Pinterest Inc., Class A Shares	98,980	1,528,251	*

Total Interactive Media & Services		33,369,523

Media - 2.8%
Comcast Corp., Class A Shares	524,647	18,037,364

Wireless Telecommunication Services - 0.6%
T-Mobile US Inc.	50,235	4,214,717	*

TOTAL COMMUNICATION SERVICES		84,643,110

CONSUMER DISCRETIONARY - 6.8%
Internet & Direct Marketing Retail - 2.9%
Amazon.com Inc.	9,507	18,535,988	*

Specialty Retail - 3.9%
Home Depot Inc.	88,768	16,573,873
TJX Cos. Inc.	188,838	9,028,345

Total Specialty Retail		25,602,218

TOTAL CONSUMER DISCRETIONARY		44,138,206

CONSUMER STAPLES - 6.8%
Beverages - 2.3%
Coca-Cola Co.	163,571	7,238,017
PepsiCo Inc.	63,186	7,588,638

Total Beverages		14,826,655

Food & Staples Retailing - 2.2%
Walmart Inc.	126,471	14,369,635

Food Products - 0.8%
Mondelez International Inc., Class A Shares	99,593	4,987,618

Household Products - 1.5%
Procter & Gamble Co.	89,861	9,884,710

TOTAL CONSUMER STAPLES		44,068,618

See Notes to Schedule of Investments.

ClearBridge Variable Appreciation Portfolio 2020 Quarterly Report	1

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	March 31, 2020

SECURITY	SHARES	VALUE
ENERGY - 3.1%
Oil, Gas & Consumable Fuels - 3.1%
Chevron Corp.	100,513	$7,283,172
Exxon Mobil Corp.	153,238	5,818,447
Kinder Morgan Inc.	327,945	4,564,994
Pioneer Natural Resources Co.	34,468	2,417,930

TOTAL ENERGY		20,084,543

FINANCIALS - 12.1%
Banks - 6.0%
Bank of America Corp.	415,272	8,816,225
JPMorgan Chase & Co.	220,095	19,815,153
US Bancorp	124,201	4,278,724
Wells Fargo & Co.	200,299	5,748,581

Total Banks		38,658,683

Capital Markets - 0.9%
CME Group Inc.	33,730	5,832,254

Consumer Finance - 0.3%
American Express Co.	22,800	1,951,908

Diversified Financial Services - 3.4%
Berkshire Hathaway Inc., Class A Shares	80	21,760,000	*

Insurance - 1.5%
Travelers Cos. Inc.	97,443	9,680,962

TOTAL FINANCIALS		77,883,807

HEALTH CARE - 13.5%
Health Care Equipment & Supplies - 2.6%
Becton Dickinson and Co.	29,613	6,804,179
Medtronic PLC	112,755	10,168,246

Total Health Care Equipment & Supplies		16,972,425

Health Care Providers & Services - 2.5%
CVS Health Corp.	45,575	2,703,965
UnitedHealth Group Inc.	54,033	13,474,749

Total Health Care Providers & Services		16,178,714

Life Sciences Tools & Services - 1.9%
Thermo Fisher Scientific Inc.	43,886	12,446,070

Pharmaceuticals - 6.5%
Johnson & Johnson	120,764	15,835,783
Merck & Co. Inc.	209,456	16,115,545
Pfizer Inc.	295,939	9,659,449

Total Pharmaceuticals		41,610,777

TOTAL HEALTH CARE		87,207,986

See Notes to Schedule of Investments.

2	ClearBridge Variable Appreciation Portfolio 2020 Quarterly Report

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	March 31, 2020

SECURITY	SHARES	VALUE
INDUSTRIALS - 7.8%
Aerospace & Defense - 2.7%
Raytheon Co.	77,624	$10,180,387
United Technologies Corp.	73,087	6,894,297

Total Aerospace & Defense		17,074,684

Air Freight & Logistics - 1.3%
United Parcel Service Inc., Class B Shares	91,409	8,539,429

Commercial Services & Supplies - 1.2%
Waste Management Inc.	85,889	7,949,886

Industrial Conglomerates - 2.6%
3M Co.	29,129	3,976,400
Honeywell International Inc.	96,905	12,964,920

Total Industrial Conglomerates		16,941,320

TOTAL INDUSTRIALS		50,505,319

INFORMATION TECHNOLOGY - 25.6%
Communications Equipment - 1.1%
Arista Networks Inc.	18,013	3,648,533	*
Cisco Systems Inc.	81,345	3,197,672

Total Communications Equipment		6,846,205

IT Services - 6.9%
Automatic Data Processing Inc.	83,948	11,474,013
Cognizant Technology Solutions Corp., Class A Shares	61,076	2,838,202
Fidelity National Information Services Inc.	27,525	3,348,141
International Business Machines Corp.	60,781	6,742,436
Visa Inc., Class A Shares	125,993	20,299,992

Total IT Services		44,702,784

Semiconductors & Semiconductor Equipment - 1.3%
ASML Holding NV, Registered Shares	19,586	5,124,481
Texas Instruments Inc.	30,478	3,045,666

Total Semiconductors & Semiconductor Equipment		8,170,147

Software - 11.9%
Adobe Inc.	53,983	17,179,550	*
Microsoft Corp.	322,351	50,837,976
Oracle Corp.	37,484	1,811,602
salesforce.com Inc.	46,452	6,688,159	*

Total Software		76,517,287

Technology Hardware, Storage & Peripherals - 4.4%
Apple Inc.	111,990	28,477,937

TOTAL INFORMATION TECHNOLOGY		164,714,360

See Notes to Schedule of Investments.

ClearBridge Variable Appreciation Portfolio 2020 Quarterly Report	3

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	March 31, 2020

SECURITY	SHARES	VALUE
MATERIALS - 6.4%
Chemicals - 5.0%
Air Products & Chemicals Inc.	50,664	$10,113,041
Ecolab Inc.	47,976	7,476,100
PPG Industries Inc.	121,382	10,147,536
Sherwin-Williams Co.	10,308	4,736,732
Total Chemicals		32,473,409

Construction Materials - 0.8%
Vulcan Materials Co.	48,678	5,260,631

Containers & Packaging - 0.6%
Ball Corp.	53,736	3,474,570

TOTAL MATERIALS		41,208,610
REAL ESTATE - 2.0%
Equity Real Estate Investment Trusts (REITs) - 2.0%
American Tower Corp.	58,916	12,828,959
UTILITIES - 0.6%
Electric Utilities - 0.3%
NextEra Energy Inc.	8,397	2,020,486

Multi-Utilities - 0.3%
Sempra Energy	13,415	1,515,761

TOTAL UTILITIES		3,536,247

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $319,493,351)		630,819,765

	RATE
SHORT-TERM INVESTMENTS - 2.3%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	0.266%	11,594,430	11,594,430
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	0.335%	2,898,608	2,898,608	(a)

TOTAL SHORT-TERM INVESTMENTS (Cost - $14,493,038)			14,493,038
TOTAL INVESTMENTS - 100.1% (Cost - $333,986,389)			645,312,803
Liabilities in Excess of Other Assets - (0.1)%			(564,612)

TOTAL NET ASSETS - 100.0%			$644,748,191

*	Non-income producing security.

(a)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At March 31, 2020, the total market value of investments in Affiliated Companies was $2,898,608 and the cost was $2,898,608 (Note 2).

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

4	ClearBridge Variable Appreciation Portfolio 2020 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Variable Appreciation Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

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Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$630,819,765	—	—	$630,819,765
Short-Term Investments†	14,493,038	—	—	14,493,038

Total Investments	$645,312,803	—	—	$645,312,803

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Portfolio’s relative ownership, the following company was considered an affiliated company for all or some portion of the period ended March 31, 2020. The following transactions were effected in shares of such company for the period ended March 31, 2020.

	Affiliate Value at December 31,	Purchased		Sold
	2019	Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$2,856,680	$6,182,350	6,182,350	$6,140,422	6,140,422

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2020
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$7,317	—	$2,898,608

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